Offsets	Oct. 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Skillful Craftsman Education Technology Ltd
Form or Filing Type	F-3
File Number	333-259498
Initial Filing Date	Sep. 13, 2021
Fee Offset Claimed	$ 10,364.50
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Ordinary Shares, par value $0.0002 per share Preferred Stock Warrants, Rights, Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 95,000,000
Termination / Withdrawal Statement	Pursuant to Rule 457(p) promulgated under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $10,364.50 (calculated at the fee rate in effect at the date of the Registrant’s 2021 filed Registration Statement of $109.10 per million dollars), which represents the portion of the registration fee previously paid with respect to $95,000,000 of unsold securities previously registered under the 2021 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Skillful Craftsman Education Technology Ltd
Form or Filing Type	F-3
File Number	333-259498
Filing Date	Sep. 13, 2021
Fee Paid with Fee Offset Source	$ 10,364.50
Termination / Withdrawal Statement	Pursuant to Rule 457(p) promulgated under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $10,364.50 (calculated at the fee rate in effect at the date of the Registrant’s 2021 Registration Statement of $109.10 per million dollars), which represents the portion of the registration fee previously paid with respect to $95,000,000 of unsold securities previously registered under the 2021 Registration Statement.